LOAN AND CREDIT LINES	12 Months Ended
Dec. 31, 2016
Long-term Debt, Unclassified [Abstract]
LOAN AND CREDIT LINES
NOTE 8:-        LOAN AND CREDIT LINES

In March 2013, the Company was provided with a revolving Credit Facility by four financial institutions, under which a sum of up to $ 40,200 in the form of bank guarantees and $ 73,500 in the form of loans was available. The agreement replaced all of the Company's previously existing credit facilities. Each portion of the Credit Facility was operated by its furnishing financial institution.

The Credit Facility was secured by a floating charge over all Company assets as well as several customary fixed charges on specific assets and subject to certain financial covenants.

Repayment could have been accelerated by the financial institutions in certain events of default including in insolvency events, failure to comply with financial covenants or an event in which a current or future shareholder acquires control (as defined under the Israel Securities Law) of the Company.

During 2014 and 2015 the Company amended its Credit Facility arrangements. The loan facility was reduced gradually to $ 50,000 and few financial covenants, interest rates and fees were adjusted. In addition, the Company was allowed to discount LC (Letter of Credit) from one of its customers up to $ 54,000 which was in addition to the existing $ 20,000 receivables factoring limit.

In March 2016, the Company signed a further amendment to its agreement with the four financial institutions to extend the credit facility repayment date to March 31, 2017 (from June 30, 2016).

In December 2016, the Company signed a further amendment to its agreement with the four financial institutions to increase the allowed discounting activities of LC receivables to $ 94,000.

In March 2017, the Company signed a further amendment to its agreement with the four financial institutions to extend the credit facility repayment date to March 31, 2018. One of the four bank had to terminate its participation in the agreement because of regulatory constraints and its share in the Credit Facility was re-distributed by the other three on a pro-rata basis. In addition the credit facility for bank guarantees was increased to $ 50,200. Other change adjusted the fees and interest spread to the same levels of the original agreement from March 2013.

As of December 31, 2016 the Company utilized $ 17,000 out of $ 50,200 of available credit lines from several banks. The credit lines carry interest rates in the range of Libor+3.3% and Libor+3.4%.

The credit agreement contains financial and other covenants requiring that the Company maintains, among other things, minimum shareholders’ equity value and financial assets, a certain ratio between our shareholders’ equity and the total value of our assets on our balance sheet, a certain ratio between our net financial debt to each of our working capital and accounts receivable. As of December 31, 2016 and 2015, the Company met all of its covenants.